Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2012
Registrant Name	dei_EntityRegistrantName	SEASONS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001003239
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul. 30, 2012